UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CERTIFICATE OF DEPOSITS – 9.1%
$1,805,000	Credit Suisse Group 0.560%, 6/23/2015	$1,806,300
3,500,000	Lloyds Bank PLC 0.260%, 6/5/2015	3,500,385
5,000,000	Sumitomo Mitsui Banking Corp. 0.573%, 4/29/2016[1,2]	5,000,125
5,000,000	Toronto Dominion Bank 0.240%, 4/16/2015	5,000,208
	TOTAL CERTIFICATE OF DEPOSITS (Cost $15,307,357)	15,307,018

	COMMERCIAL PAPER – 34.6%
	Canadian Pacific
3,500,000	0.558%, 4/15/2015	3,499,251
2,000,000	0.558%, 4/20/2015	1,999,419
5,000,000	Church & Dwight Co., Inc. 0.609%, 5/8/2015	4,996,917
3,300,000	Coca-Cola 0.203%, 4/2/2015	3,299,982
	Gerneral Mills, Inc.
2,100,000	0.355%, 4/1/2015	2,100,000
2,000,000	0.477%, 4/21/2015	1,999,478
5,000,000	Hyundai Capital 0.487%, 4/23/2015	4,998,533
5,000,000	ING Funding LLC 0.213%, 4/6/2015	4,999,854
5,000,000	Metlife Short Term Funding LLC 0.152%, 4/27/2015	4,999,458
2,000,000	Nationwide Building Society 0.233%, 4/8/2015	1,999,911
5,000,000	Nissan Motor Corp. 0.416%, 5/6/2015	4,998,007
3,000,000	Pentair PLC 0.659%, 4/24/2015	2,998,754
5,000,000	PPG Industries, Inc. 0.558%, 4/10/2015	4,999,313
5,000,000	Skandinav Enskilda Bank 0.254%, 8/7/2015	4,995,180
5,000,000	United Health Group 0.294%, 5/28/2015	4,997,704
	TOTAL COMMERCIAL PAPER (Cost $57,882,137)	57,881,761

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 17.7%
$2,200,000	BP Capital Markets PLC 0.700%, 11/6/2015[1]	$2,201,736
3,000,000	Fifth Third Bank 0.766%, 11/18/2016[2,3]	3,011,526
1,000,000	General Electric Capital Corp. 0.532%, 1/9/2017[2]	1,001,661
5,000,000	NBCUniversal Enterprise, Inc. 0.790%, 4/15/2016[2,4]	5,016,040
4,000,000	Rio Tinto Finance U.S. PLC 0.819%, 6/19/2015[1,2]	4,001,788
2,500,000	Royal Bank of Canada 0.625%, 12/4/2015[1]	2,501,918
3,663,000	Toyota Motor Credit Corp. 0.750%, 3/3/2017[2,3]	3,664,549
4,000,000	Volkswagen Group of America Finance LLC 0.482%, 5/23/2016[2,4]	3,996,340
4,293,000	Wachovia Corp. 0.595%, 10/28/2015[2]	4,294,567
	TOTAL CORPORATE BONDS (Cost $29,668,117)	29,690,125

	U.S. GOVERNMENT AND AGENCIES – 9.5%
3,400,000	Federal Home Loan Banks 0.375%, 8/28/2015	3,402,550
3,137,000	Federal Home Loan Mortgage Corp. 0.500%, 9/25/2015[3]	3,141,006
2,500,000	Federal National Mortgage Association 0.375%, 12/21/2015	2,501,750
	United States Treasury Note
2,800,000	0.375%, 4/15/2015	2,800,335
4,050,000	0.375%, 3/31/2016	4,054,115
	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $15,898,737)	15,899,756

	U.S. TREASURY BILLS – 5.9%
	United States Treasury Bill
250,000	0.025%, 4/9/2015	249,998
1,560,000	0.023%, 4/30/2015	1,559,972
5,000,000	0.162%, 9/17/2015	4,997,770
3,000,000	0.208%, 1/7/2016	2,995,845
	TOTAL U.S. TREASURY BILLS (Cost $9,801,414)	9,803,585

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	CME Euro Futures
29	Exercise Price: $1.14, Expiration Date: April 2, 2015	$181
		181

	PUT OPTIONS – 0.0%
	CME Euro Futures
29	Exercise Price: $1.12, Expiration Date: May 8, 2015	15,225
		15,225

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $23,145)	15,406

Number of Shares

	SHORT-TERM INVESTMENTS – 0.0%
4,005	Fidelity Institutional Money Market Portfolio - Class I, 0.093%	4,005

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,005)	4,005

	TOTAL INVESTMENTS – 76.8% (Cost $128,584,912)	128,601,656
	Other Assets in Excess of Liabilities[5] – 23.2%	38,884,318

	TOTAL NET ASSETS – 100.0%	$167,485,974

LLC – Limited Liability Company
PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	Variable, floating or step rate security.
[3]	Callable.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[5]	Includes appreciation (depreciation) on forward contracts, futures contracts and written options contracts.

See accompanying Notes to Schedule of Investments.

 State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

FORWARD CONTRACTS
		Currency	Value At		Unrealized
		Amount	Settlement	Value At	Appreciation
Purchase Contracts	Currency Exchange	Purchased	Date	March 31, 2015	(Depreciation)
British Pound	GBP per EUR	2,311,439	$3,436,689	$3,424,341	$(12,348)
Canadian Dollar	CAD per USD	125,784	100,000	99,107	(893)
Chilean Peso	CLP per USD	31,332,336	50,000	49,839	(161)
Euro	EUR per SEK	1,200,000	1,306,208	1,289,668	(16,540)
Euro	EUR per GBP	150,000	162,556	161,208	(1,348)
Euro	EUR per USD	100,000	108,536	107,473	(1,063)
Euro	EUR per NOK	50,000	54,449	53,736	(713)
Euro	EUR per CZK	100,000	108,108	107,472	(636)
Hungarian Forint	HUF per EUR	90,276,862	327,327	321,969	(5,358)
Indian Rupee	INR per USD	54,085,500	850,000	857,853	7,853
Japanese Yen	JPY per EUR	175,033,267	1,469,016	1,459,251	(9,765)
Japanese Yen	JPY per USD	35,714,046	300,000	297,748	(2,252)
New Zealand Dollar	NZD per USD	3,200,000	2,409,241	2,373,914	(35,327)
Norwegian Krone	NOK per EUR	868,378	108,935	107,522	(1,413)
Philippine Peso	PHP per USD	6,749,250	150,000	150,502	502
Polish Zloty	PLN per EUR	2,255,843	598,814	592,728	(6,086)
South Korean Won	KRW per USD	110,799,352	100,000	99,667	(333)
Thai Baht	THB per USD	4,913,250	150,000	150,192	192
			11,789,879	11,704,190	(85,689)

Sale Contracts
Australian Dollar	USD per AUD	(3,600,000)	(2,797,786)	(2,727,068)	70,718
Brazilian Real	USD per BRL	(984,664)	(300,000)	(301,373)	(1,373)
British Pound	EUR per GBP	(109,333)	(162,556)	(161,975)	581
British Pound	USD per GBP	(1,300,000)	(1,929,401)	(1,925,919)	3,482
Canadian Dollar	USD per CAD	(2,253,392)	(1,800,000)	(1,775,483)	24,517
Chilean Peso	USD per CLP	(94,012,993)	(150,000)	(149,543)	457
Colombian Peso	USD per COP	(901,691,690)	(350,000)	(343,610)	6,390
Czech Koruna	EUR per CZK	(2,753,608)	(108,108)	(107,408)	700
Euro	NOK per EUR	(100,000)	(108,935)	(107,472)	1,463
Euro	HUF per EUR	(300,000)	(327,327)	(322,417)	4,910
Euro	JPY per EUR	(1,350,000)	(1,469,016)	(1,450,876)	18,140
Euro	PLN per EUR	(550,000)	(598,814)	(591,098)	7,716
Euro	USD per EUR	(3,000,000)	(3,270,492)	(3,224,170)	46,322
Euro	GBP per EUR	(3,150,000)	(3,436,689)	(3,385,378)	51,311
Israeli Shekel	USD per ILS	(1,190,518)	(300,000)	(299,317)	683
Japanese Yen	USD per JPY	(511,994,692)	(4,300,000)	(4,268,496)	31,504
Malaysian Ringgit	USD per MYR	(1,294,657)	(350,000)	(346,703)	3,297
Mexican Peso	USD per MXN	(5,335,949)	(350,000)	(347,838)	2,162
Norwegian Krone	EUR per NOK	(432,080)	(54,449)	(53,500)	949
Peruvian Nuevo Sol	USD per PEN	(624,500)	(200,000)	(199,125)	875
Philippine Peso	USD per PHP	(2,250,000)	(50,000)	(50,173)	(173)
Singapore Dollar	USD per SGD	(343,348)	(250,000)	(249,728)	272
Swedish Krona	EUR per SEK	(11,204,715)	(1,306,208)	(1,300,600)	5,608
Swiss Franc	USD per CHF	(1,249,261)	(1,300,000)	(1,288,946)	11,054
Taiwan Dollar	USD per TWD	(9,355,800)	(300,000)	(299,606)	394
Turkish Lira	USD per TRY	(266,432)	(100,000)	(100,570)	(570)
			(25,669,781)	(25,378,392)	291,389
TOTAL FORWARD CONTRACTS			$(13,879,902)	$(13,674,202)	$205,700

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

FUTURES CONTRACTS
					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Long Contracts	Date	Contracts	Trade Date	March 31, 2015	(Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	June 2015	40	$8,750,047	$8,766,250	$16,203
CBOT 5-Year U.S. Treasury Note	June 2015	143	17,043,422	17,190,164	146,742
CBOT 10-Year U.S. Treasury Note	June 2015	639	81,885,718	82,371,094	485,376
CBOT U.S. Long Bond	June 2015	33	5,342,680	5,407,875	65,195
CBOT U.S. Ultra Bond	June 2015	17	2,847,023	2,887,875	40,852
Eurex 2-Year Euro SCHATZ	June 2015	100	11,931,825	11,936,574	4,749
Eurex 5-Year Euro BOBL	June 2015	96	13,319,736	13,334,707	14,971
Eurex 10-Year Euro BUND	June 2015	55	9,300,601	9,370,895	70,294
Eurex 30-Year Euro BUXL	June 2015	6	1,071,260	1,134,321	63,061
Eurex Euro-BTP Italian Bond Index	June 2015	21	3,139,161	3,168,255	29,094
Eurex French Government Bond	June 2015	15	2,483,204	2,512,073	28,869
Eurex Short Term Euro-BTP Italian Bond Index	June 2015	4	481,091	481,520	429
ICE Long Gilt Government Bond	June 2015	384	67,601,980	68,713,693	1,111,713
MSE 10-Year Canadian Bond	June 2015	99	11,098,282	11,139,256	40,974
OSE 10-Year Japanese Treasury Bond	June 2015	15	18,394,855	18,384,116	(10,739)
PMI 10-Year Swedish Government Bond	June 2015	8	1,421,130	1,431,569	10,439
SFE 3-Year Australian Bond	June 2015	288	24,547,884	24,679,139	131,255
SFE 10-Year Australian Bond	June 2015	66	6,513,396	6,660,998	147,602
Commodity Futures
CBOT Corn	May 2015	6	117,638	112,875	(4,763)
CBOT Soybean	May 2015	22	1,079,826	1,070,575	(9,251)
CBOT Soybean	July 2015	6	302,788	293,325	(9,463)
CBOT Soybean	November 2015	2	96,000	95,525	(475)
CBOT Soybean Meal	May 2015	19	624,880	620,920	(3,960)
CBOT Soybean Meal	July 2015	6	199,200	195,120	(4,080)
CBOT Soybean Meal	December 2015	5	161,700	159,350	(2,350)
CBOT Wheat	July 2015	5	125,900	128,500	2,600
CBOT Wheat	September 2015	1	25,687	26,125	438
CME Live Cattle	April 2015	22	1,371,196	1,419,660	48,464
CME Live Cattle	June 2015	3	183,080	182,790	(290)
CMX Copper	May 2015	3	204,223	205,500	1,277
CMX Silver	May 2015	4	336,000	331,960	(4,040)
EOP Mill Wheat	May 2015	2	19,988	20,122	134
EOP Rapeseed	August 2015	5	96,654	96,453	(201)
ICE Cocoa	May 2015	6	174,170	169,028	(5,142)
ICE Cocoa	July 2015	10	289,419	282,602	(6,817)
ICE Gasoil	April 2015	35	1,847,465	1,842,750	(4,715)
LME Copper	June 2015	2	300,505	302,425	1,920
LME Copper	July 2015	1	156,547	150,963	(5,584)
LME Primary Aluminum	May 2015	9	405,164	400,331	(4,833)
LME Zinc	May 2015	3	152,388	155,869	3,481
NYBOT Cotton #2	May 2015	9	282,690	283,950	1,260
NYMEX Natural Gas	May 2015	16	446,110	422,400	(23,710)
NYMEX Natural Gas	June 2015	6	170,640	161,460	(9,180)
NYMEX Natural Gas	July 2015	3	89,450	82,530	(6,920)
NYMEX Natural Gas	August 2015	4	117,360	111,280	(6,080)
NYMEX Natural Gas	September 2015	4	115,730	111,440	(4,290)
NYMEX NY Harbor ULSD	May 2015	1	71,827	71,736	(91)
NYMEX NY Harbor ULSD	June 2015	2	144,875	144,178	(697)
WCE Canola	May 2015	10	73,402	71,780	(1,622)
Currency Futures
CME British Pound	June 2015	18	1,666,229	1,669,163	2,934
CME Euro	June 2015	78	10,282,350	10,485,150	202,800
CME Japanese Yen	June 2015	89	9,180,881	9,284,925	104,044
CME New Zealand Dollar	June 2015	134	9,599,833	9,957,540	357,707
CME Norwegian Krone	June 2015	14	3,408,440	3,465,280	56,840
CME Swiss Franc	June 2015	10	1,300,957	1,289,375	(11,582)
FNX United States Dollar	June 2015	2	198,435	197,322	(1,113)
Index Futures
CBOE Volatility Index	May 2015	57	1,016,310	1,016,025	(285)
CBOT E-Mini DJIA Index	June 2015	11	981,290	973,665	(7,625)
CME E-Mini NASDAQ 100 Index	June 2015	80	6,940,059	6,927,200	(12,859)
CME E-Mini S&P 500® Index	June 2015	267	27,550,843	27,511,013	(39,830)
CME E-Mini S&P MidCap 400 Index	June 2015	7	1,048,495	1,063,860	15,365
CME Nikkei 225 Index	June 2015	6	565,425	577,950	12,525
EOE Amsterdam Index	April 2015	30	3,183,837	3,149,066	(34,771)
EOP CAC 40 Index	April 2015	104	5,605,575	5,620,777	15,202

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Long Contracts (Continued)	Date	Contracts	Trade Date	March 31, 2015	(Depreciation)
Index Futures (Continued)
Eurex DAX Index	June 2015	36	$11,529,835	$11,600,612	$70,777
Eurex Euro STOXX 50 Index	June 2015	261	10,099,356	10,170,541	71,185
HKG Hang Seng China Enterprises Index	April 2015	25	1,942,797	1,997,955	55,158
HKG Hang Seng Index	April 2015	27	4,275,693	4,344,666	68,973
ICE FTSE 100 Index	June 2015	55	5,571,246	5,482,884	(88,362)
MIL FTSE per MIB Index	June 2015	49	5,863,999	5,999,581	135,582
MSE S&P per TSX 60 Index	June 2015	18	2,440,998	2,455,526	14,528
NYF ICE EAFE Mini Index	June 2015	1	94,045	91,495	(2,550)
NYF Russell 2000 Mini Index	June 2015	26	3,248,145	3,247,140	(1,005)
OSE Nikkei 225 Index	June 2015	55	8,668,574	8,795,788	127,214
OSE TOPIX Index	June 2015	33	4,212,030	4,240,385	28,355
SAFEX FTSE per JSE Top 40 Index	June 2015	2	76,875	76,476	(399)
SFE SPI 200 Index	June 2015	54	6,006,485	6,044,500	38,015
SGX FTSE China A50 Index	April 2015	21	245,890	249,795	3,905
SGX MSCI Singapore Index	April 2015	7	389,151	387,716	(1,435)
SGX MSCI Taiwan Index	April 2015	37	1,334,238	1,306,100	(28,138)
SGX Nikkei 225 Index	June 2015	31	2,463,907	2,485,910	22,003
SGX S&P CNX Nifty Index	April 2015	5	87,018	85,390	(1,628)
SSE OMXS30 Index	April 2015	504	9,641,370	9,687,925	46,555
Interest Rate Futures
CME 3-Month Eurodollar	June 2015	19	4,732,250	4,734,325	2,075
CME 3-Month Eurodollar	September 2015	25	6,217,475	6,220,000	2,525
CME 3-Month Eurodollar	December 2015	94	23,324,375	23,346,075	21,700
CME 3-Month Eurodollar	March 2016	82	20,304,625	20,327,800	23,175
CME 3-Month Eurodollar	June 2016	69	17,046,275	17,072,325	26,050
CME 3-Month Eurodollar	September 2016	160	39,426,650	39,510,000	83,350
CME 3-Month Eurodollar	December 2016	80	19,678,350	19,719,000	40,650
CME 3-Month Eurodollar	March 2017	71	17,438,250	17,474,875	36,625
CME 3-Month Eurodollar	June 2017	51	12,503,050	12,534,525	31,475
CME 3-Month Eurodollar	September 2017	44	10,779,125	10,800,900	21,775
CME 3-Month Eurodollar	December 2017	33	8,072,363	8,091,188	18,825
CME 3-Month Eurodollar	March 2018	25	6,120,000	6,124,375	4,375
CME 3-Month Eurodollar	June 2018	3	733,950	734,288	338
ICE 3-Month Euro Euribor	September 2015	2	536,596	536,596	-
ICE 3-Month Euro Euribor	December 2015	12	3,219,173	3,219,736	563
ICE 3-Month Euro Euribor	March 2016	21	5,633,210	5,634,820	1,610
ICE 3-Month Euro Euribor	June 2016	38	10,192,047	10,196,340	4,293
ICE 3-Month Euro Euribor	September 2016	45	12,066,967	12,073,406	6,439
ICE 3-Month Euro Euribor	December 2016	48	12,866,656	12,875,724	9,068
ICE 3-Month Euro Euribor	March 2017	65	17,420,383	17,430,645	10,262
ICE 3-Month Euro Euribor	June 2017	64	17,146,611	17,157,330	10,719
ICE 3-Month Euro Euribor	September 2017	54	14,462,962	14,470,702	7,740
ICE 3-Month Euro Euribor	December 2017	24	6,426,125	6,428,526	2,401
ICE 3-Month Euro Euribor	March 2018	3	803,136	803,203	67
ICE 3-Month Euro Euroswiss	June 2015	1	258,920	259,331	411
ICE 3-Month Euro Euroswiss	September 2015	1	259,408	259,331	(77)
ICE 90-Day Sterling	June 2015	3	552,367	552,441	74
ICE 90-Day Sterling	September 2015	52	9,565,112	9,574,689	9,577
ICE 90-Day Sterling	December 2015	81	14,883,633	14,905,417	21,784
ICE 90-Day Sterling	March 2016	227	41,666,383	41,729,920	63,537
ICE 90-Day Sterling	June 2016	97	17,777,768	17,810,166	32,398
ICE 90-Day Sterling	September 2016	85	15,566,390	15,587,952	21,562
ICE 90-Day Sterling	December 2016	83	15,186,778	15,202,727	15,949
ICE 90-Day Sterling	March 2017	64	11,704,246	11,711,915	7,669
ICE 90-Day Sterling	June 2017	40	7,308,017	7,312,537	4,520
ICE 90-Day Sterling	September 2017	32	5,844,584	5,844,695	111
ICE 90-Day Sterling	December 2017	6	1,094,009	1,094,880	871
ICE 90-Day Sterling	March 2018	1	182,461	182,350	(111)
MSE 3-Month Canadian Bankers' Acceptance	June 2015	4	781,748	781,058	(690)
MSE 3-Month Canadian Bankers' Acceptance	September 2015	6	1,173,558	1,172,474	(1,084)
MSE 3-Month Canadian Bankers' Acceptance	December 2015	121	23,652,678	23,655,614	2,936
MSE 3-Month Canadian Bankers' Acceptance	March 2016	13	2,540,980	2,541,384	404
MSE 3-Month Canadian Bankers' Acceptance	June 2016	4	781,787	781,570	(217)
SFE 3-Month New Zealand Bankers' Acceptance	June 2015	4	2,961,335	2,961,679	344
SFE 3-Month New Zealand Bankers' Acceptance	September 2015	4	2,961,770	2,962,259	489
SFE 90-Day Australian Bank Accepted Bill	June 2015	39	29,514,179	29,523,408	9,229
SFE 90-Day Australian Bank Accepted Bill	September 2015	126	95,365,001	95,413,755	48,754
SFE 90-Day Australian Bank Accepted Bill	December 2015	63	47,685,163	47,710,391	25,228

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Long Contracts (Continued)	Date	Contracts	Trade Date	March 31, 2015	(Depreciation)
Interest Rate Futures (Continued)
SFE 90-Day Australian Bank Accepted Bill	March 2016	42	$31,787,235	$31,806,146	$18,911
SFE 90-Day Australian Bank Accepted Bill	June 2016	22	16,647,342	16,659,135	11,793
SFE 90-Day Australian Bank Accepted Bill	December 2016	1	756,992	756,992	-
TFX 3-Month Euroyen	December 2015	1	207,844	207,782	(62)
TFX 3-Month Euroyen	March 2016	7	1,454,712	1,454,473	(239)
TFX 3-Month Euroyen	June 2016	12	2,494,173	2,493,382	(791)
			1,147,443,585	1,151,659,149	4,215,564

Short Contracts
Bond Futures
SGX 10-Year Mini Japanese Government Bond	June 2015	(4)	(490,784)	(489,910)	874
SFE 10-Year Australian Bond	June 2015	(182)	(18,019,480)	(18,368,206)	(348,726)
MSE 10-Year Canadian Bond	June 2015	(367)	(41,178,312)	(41,294,009)	(115,697)
Eurex 10-Year Euro BUND	June 2015	(341)	(57,616,644)	(58,099,549)	(482,905)
Commodity Futures
CBOT Corn	May 2015	(130)	(2,528,058)	(2,445,625)	82,433
CBOT Corn	July 2015	(24)	(481,100)	(461,100)	20,000
CBOT Oats	May 2015	(2)	(27,475)	(26,475)	1,000
CBOT Rough Rice	May 2015	(3)	(66,120)	(65,250)	870
CBOT Soybean	May 2015	(22)	(1,071,563)	(1,070,575)	988
CBOT Soybean	March 2016	(1)	(49,000)	(48,112)	888
CBOT Soybean Meal	May 2015	(8)	(258,340)	(261,440)	(3,100)
CBOT Soybean Oil	May 2015	(50)	(934,746)	(911,700)	23,046
CBOT Soybean Oil	July 2015	(2)	(38,826)	(36,744)	2,082
CBOT Soybean Oil	December 2015	(1)	(18,426)	(18,480)	(54)
CBOT Wheat	May 2015	(49)	(1,246,740)	(1,253,788)	(7,048)
CBOT Wheat	July 2015	(2)	(51,775)	(51,400)	375
CBOT Wheat	December 2015	(7)	(205,638)	(188,038)	17,600
CBOT Wheat	March 2016	(7)	(188,275)	(192,850)	(4,575)
CME Lean Hogs	April 2015	(12)	(316,604)	(299,640)	16,964
CME Lean Hogs	June 2015	(27)	(852,020)	(818,640)	33,380
CME Lean Hogs	July 2015	(2)	(61,840)	(61,720)	120
CME Live Cattle	June 2015	(7)	(424,570)	(426,510)	(1,940)
CME Live Cattle	August 2015	(3)	(176,990)	(179,400)	(2,410)
CME Lumber	May 2015	(2)	(66,352)	(61,204)	5,148
CMX Copper	May 2015	(27)	(1,777,425)	(1,849,500)	(72,075)
CMX Gold	June 2015	(67)	(7,916,020)	(7,927,440)	(11,420)
CMX Silver	May 2015	(15)	(1,208,310)	(1,244,850)	(36,540)
EOP Mill Wheat	May 2015	(1)	(9,900)	(10,061)	(161)
ICE Brent Crude Oil	May 2015	(53)	(2,983,485)	(2,920,830)	62,655
ICE Brent Crude Oil	June 2015	(16)	(925,490)	(899,360)	26,130
ICE Brent Crude Oil	July 2015	(5)	(291,070)	(285,400)	5,670
ICE Gasoil	April 2015	(1)	(50,725)	(52,650)	(1,925)
ICE Gasoil	May 2015	(26)	(1,348,850)	(1,362,400)	(13,550)
ICE Gasoil	June 2015	(2)	(103,675)	(105,000)	(1,325)
ICE Natural Gas	May 2015	(5)	(100,274)	(102,008)	(1,734)
ICE Robusta Coffee	May 2015	(3)	(60,020)	(51,870)	8,150
ICE Robusta Coffee	July 2015	(5)	(90,140)	(87,900)	2,240
ICE White Sugar	May 2015	(1)	(19,230)	(17,770)	1,460
ICE White Sugar	August 2015	(5)	(92,090)	(87,725)	4,365
KCBT Hard Red Winter Wheat	May 2015	(25)	(696,738)	(699,063)	(2,325)
KCBT Hard Red Winter Wheat	July 2015	(3)	(81,500)	(84,563)	(3,063)
LME Copper	May 2015	(9)	(1,314,256)	(1,362,375)	(48,119)
LME Lead	May 2015	(3)	(132,375)	(136,519)	(4,144)
LME Lead	June 2015	(20)	(886,257)	(910,251)	(23,994)
LME Nickel	June 2015	(11)	(923,182)	(817,344)	105,838
LME Primary Aluminum	June 2015	(94)	(4,210,575)	(4,192,400)	18,175
LME Primary Aluminum	July 2015	(5)	(222,873)	(223,719)	(846)
LME Tin	May 2015	(1)	(89,000)	(82,925)	6,075
LME Tin	June 2015	(1)	(89,500)	(83,010)	6,490
LME Zinc	June 2015	(29)	(1,493,061)	(1,509,812)	(16,751)
LME Zinc	July 2015	(3)	(156,825)	(156,300)	525
MDE Crude Palm Oil	June 2015	(3)	(44,333)	(43,820)	513
MGE Red Wheat	May 2015	(6)	(171,588)	(172,800)	(1,212)
NYBOT Cocoa	May 2015	(5)	(135,737)	(134,950)	787
NYBOT Cocoa	July 2015	(19)	(520,310)	(512,810)	7,500
NYBOT Coffee 'C'	May 2015	(39)	(2,056,962)	(1,943,663)	113,299

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Short Contracts (Continued)	Date	Contracts	Trade Date	March 31, 2015	(Depreciation)
Commodity Futures (Continued)
NYBOT Coffee 'C'	July 2015	(2)	$(115,031)	$(102,075)	$12,956
NYBOT Cotton #2	May 2015	(19)	(581,655)	(599,450)	(17,795)
NYBOT Cotton #2	July 2015	(2)	(62,910)	(63,460)	(550)
NYBOT FCOJ-A	May 2015	(3)	(60,555)	(56,295)	4,260
NYBOT Sugar #11	May 2015	(264)	(4,073,176)	(3,527,462)	545,714
NYBOT Sugar #11	July 2015	(14)	(221,110)	(189,100)	32,010
NYMEX Natural Gas	May 2015	(115)	(3,151,001)	(3,036,000)	115,001
NYMEX Natural Gas	June 2015	(2)	(58,210)	(53,820)	4,390
NYMEX NY Harbor ULSD	May 2015	(19)	(1,377,734)	(1,362,984)	14,750
NYMEX NY Harbor ULSD	June 2015	(2)	(146,496)	(144,178)	2,318
NYMEX NY Harbor ULSD	August 2015	(2)	(155,942)	(146,891)	9,051
NYMEX NY Harbor ULSD	September 2015	(3)	(226,838)	(223,020)	3,818
NYMEX Platinum	July 2015	(26)	(1,481,490)	(1,486,420)	(4,930)
NYMEX RBOB Gasoline	May 2015	(26)	(1,942,795)	(1,932,840)	9,955
NYMEX RBOB Gasoline	June 2015	(5)	(367,546)	(369,243)	(1,697)
NYMEX RBOB Gasoline	July 2015	(1)	(74,138)	(73,285)	853
NYMEX RBOB Gasoline	August 2015	(2)	(152,699)	(145,227)	7,472
NYMEX RBOB Gasoline	September 2015	(2)	(143,409)	(143,363)	46
NYMEX WTI Crude Oil	May 2015	(69)	(3,279,381)	(3,284,400)	(5,019)
NYMEX WTI Crude Oil	June 2015	(24)	(1,215,830)	(1,184,160)	31,670
NYMEX WTI Crude Oil	July 2015	(3)	(150,660)	(152,340)	(1,680)
Currency Futures
CME Australian Dollar	June 2015	(182)	(13,820,993)	(13,797,420)	23,573
CME British Pound	June 2015	(141)	(13,129,500)	(13,075,106)	54,394
CME Canadian Dollar	June 2015	(239)	(18,778,325)	(18,861,880)	(83,555)
CME Swiss Franc	June 2015	(17)	(2,156,813)	(2,191,938)	(35,125)
CME Euro	June 2015	(267)	(35,924,969)	(35,891,475)	33,494
CME Japanese Yen	June 2015	(144)	(14,904,188)	(15,022,801)	(118,613)
CME Mexican Peso	June 2015	(50)	(1,633,452)	(1,632,250)	1,202
CME New Zealand Dollar	June 2015	(3)	(223,860)	(222,930)	930
CME South African Rand	June 2015	(13)	(530,938)	(528,613)	2,325
CME Swedish Krona	June 2015	(18)	(4,171,320)	(4,181,040)	(9,720)
Index Futures
CBOE Volatility Index	April 2015	(71)	(1,232,974)	(1,155,525)	77,449
CBOE Volatility Index	May 2015	(3)	(54,050)	(53,475)	575
CBOT E-Mini DJIA Index	June 2015	(1)	(87,730)	(88,515)	(785)
CME S&P 500® Index	June 2015	(6)	(3,063,000)	(3,091,200)	(28,200)
Eurex VSTOXX Mini Index	April 2015	(8)	(18,126)	(18,416)	(290)
HKG Hang Seng Index	April 2015	(12)	(1,895,979)	(1,930,962)	(34,983)
ICE FTSE 100 Index	June 2015	(22)	(2,220,214)	(2,193,154)	27,060
MDE FTSE Bursa Malaysia KLCI Index	April 2015	(2)	(48,901)	(49,238)	(337)
MSE S&P per TSX 60 Index	June 2015	(2)	(272,757)	(272,836)	(79)
NYF ICE Emerging Markets Mini Index	June 2015	(11)	(519,055)	(534,820)	(15,765)
NYF Russell 2000 Mini Index	June 2015	(1)	(123,450)	(124,890)	(1,440)
OSE TOPIX Index	June 2015	(23)	(2,918,165)	(2,955,420)	(37,255)
SAFEX FTSE per JSE Top 40 Index	June 2015	(6)	(231,724)	(229,429)	2,295
Interest Rate Futures
CME 3-Month Eurodollar	June 2016	(1)	(246,875)	(247,425)	(550)
CME 3-Month Eurodollar	September 2016	(3)	(739,338)	(740,813)	(1,475)
CME 3-Month Eurodollar	December 2016	(3)	(737,475)	(739,463)	(1,988)
CME 3-Month Eurodollar	March 2017	(4)	(982,912)	(984,500)	(1,588)
CME 3-Month Eurodollar	June 2017	(3)	(735,512)	(737,325)	(1,813)
CME 3-Month Eurodollar	September 2017	(2)	(490,400)	(490,950)	(550)
ICE 3-Month Euro Euribor	June 2015	(23)	(6,170,101)	(6,170,235)	(134)
ICE 3-Month Euro Euribor	September 2015	(30)	(8,048,186)	(8,048,937)	(751)
ICE 3-Month Euro Euribor	December 2015	(23)	(6,170,611)	(6,171,161)	(550)
ICE 3-Month Euro Euribor	March 2016	(9)	(2,414,614)	(2,414,923)	(309)
ICE 90-Day Sterling	June 2015	(49)	(9,023,136)	(9,023,210)	(74)
ICE 90-Day Sterling	September 2015	(24)	(4,419,550)	(4,419,087)	463
ICE 90-Day Sterling	December 2015	(10)	(1,840,323)	(1,840,175)	148
MSE 3-Month Canadian Bankers' Acceptance	June 2015	(8)	(1,562,352)	(1,562,116)	236
MSE 3-Month Canadian Bankers' Acceptance	September 2015	(21)	(4,102,791)	(4,103,658)	(867)
MSE 3-Month Canadian Bankers' Acceptance	December 2015	(1)	(195,353)	(195,501)	(148)
SFE 90-Day Australian Bank Accepted Bill	June 2015	(17)	(12,866,114)	(12,869,178)	(3,064)
SFE 90-Day Australian Bank Accepted Bill	June 2016	(5)	(3,784,532)	(3,786,167)	(1,635)

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

					Unrealized
Short Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At March 31, 2015	Appreciation(Depreciation)
Interest Rate Futures (Continued)
SFE 90-Day Australian Bank Accepted Bill	September 2016	(5)	$(3,784,161)	$(3,785,610)	$(1,449)
TFX 3-Month Euroyen	September 2015	(1)	(207,792)	(207,782)	10
			(362,092,671)	(362,119,015)	(26,344)
TOTAL FUTURES CONTRACTS			$785,350,914	$789,540,134	$4,189,220

Number
of Contracts		Value
	WRITTEN OPTIONS CONTRACTS - 0.00%
	PUT OPTIONS - 0.00%
	CME Euro Futures
(29)	Exercise Price: $1.010, Expiration Date: May 8, 2015	$(9,063)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $18,789)	$(9,063)

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Yuan
COP - Columbian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

See accompanying Notes to Schedule of Investments.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Note 1 – Organization
State Street/Ramius Managed Futures Strategy Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to September 15, 2014 the Fund was known as Ramius Trading Strategies Managed Futures Fund. The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500® Index. The Fund commenced investment operations on September 13, 2011, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The Consolidated Schedule of Investments of the State Street/Ramius Managed Futures Strategy Fund includes the account of Ramius Trading Strategies MF Ltd. The State Street/Ramius Managed Futures Strategy Fund may invest up to 25% of its total assets in Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Ramius Trading Strategies LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “CTA”) pursuant to such CTA’s commodity-related investment program (a “managed futures program”). Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund. The inception date of the Subsidiary was September 20, 2011. As of March 31, 2015, gross assets of the Fund were $167,985,092, of which $38,941,043, or approximately 23.2%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities, including commercial paper, with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Contracts
The Fund may utilize forward foreign currency contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions.

(d) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

(e) Futures Options
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Note 3 – Federal Income Taxes
At March 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$128,561,767

Gross unrealized appreciation	$32,387
Gross unrealized depreciation	(7,904)
Net unrealized appreciation on investments	$24,483

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Certificate of Deposits	$-	$15,307,018	$-	$15,307,018
Commercial Paper	-	57,881,761	-	57,881,761
Corporate Bonds	-	29,690,125	-	29,690,125
U.S. Government and Agencies	-	15,899,756	-	15,899,756
U.S. Treasury Bills	-	9,803,585	-	9,803,585
Purchased Options Contracts	-	15,406	-	15,406
Short-Term Investments	4,005	-	-	4,005
Total Investments	$4,005	$128,597,651	$-	$128,601,656
Other Financial Instruments*
Forward Contracts	$-	$302,052	$-	$302,052
Futures Contracts	6,173,768	-	-	6,173,768
Total Assets	$6,177,773	$128,899,703	$-	$135,077,476

Liabilities
Written Options Contracts	$9,063	$-	$-	$9,063
Other Financial Instruments*
Forward Contracts	$-	$96,352	$-	$96,352
Futures Contracts	1,984,548	-	-	1,984,548
Total Liabilities	$1,993,611	$96,352	$-	$2,089,963

*	Other financial instruments are derivative instruments such as forward contracts, futures contracts and swap contracts. Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/29/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/29/2015